Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees	Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2021:

	RMB	US$
2022	31,757	4,983
2023	27,233	4,273
2024	13,890	2,180
2025	13,851	2,174
2026 and thereafter	30,077	4,720
	116,808	18,330

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2021:

	RMB	US$
2022	10,577,688	1,659,870
2023	5,174,479	811,989
2024	3,156,128	495,265
2025	1,538,166	241,372
2026 and thereafter	183,358	28,773
	20,629,819	3,237,269